Other Payables (Details) - Schedule of other payables and accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other payables and accrued liabilities [Abstract]
Payables to non-trade vendors and service providers	$ 1,674	$ 1,513
Accrued salary	3	2
Others	5,007	166
Total other payables and accrued liabilities	$ 6,684	$ 1,681